Advances to Suppliers, net (Tables)	6 Months Ended
Jun. 30, 2024
Advances to suppliers, net
Schedule of advances to suppliers
	June 30,	December 31,
	2024	2023
Advances to suppliers	$123,711	$258,855
Allowance for doubtful accounts	(41,970)	(46,571)
Advances to suppliers, net	$81,741	$212,284

Schedule of allowance for doubtful accounts
	June 30,	December 31,
	2024	2023
Balance at beginning of period	$46,571	$65,627
Change of allowance for credit losses	(3,554)	(17,223
Write off	-	-
Translation adjustments	(1,047)	(1,833)
Balance at end of period	$41,970	$46,571